Land and Housing Inventory - Summary of Dates of Expiry and Aggregate Exercise Prices (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013 Lot
Real Estate [Abstract]
2014	1,408
2015	539
2016	665
2017
2018
Thereafter	3,404
Total Number of lots	6,016
2014	$ 19,082
2015	22,370
2016	32,595
2017
2018
Thereafter	43,659
Total Exercise Price	$ 117,706